Financial risk management objectives and policies - Maturity Profile of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Loans from related parties	$ 434,513	$ 416,172
Loans from third parties	0	25,143
Lease liabilities	86,091	88,674
Derivative financial instruments	5,262	31,907
Other non-current liabilities	0	0
Trade and other payables	144,681	148,558
Total liabilities, undiscounted cash flows	670,547	710,454
Less than 6 months
Disclosure of detailed information about financial instruments [line items]
Loans from related parties	7,696	11,446
Loans from third parties	0	25,143
Lease liabilities	6,244	6,974
Derivative financial instruments	2,636	2,210
Other non-current liabilities	0	0
Trade and other payables	144,681	148,558
Total liabilities, undiscounted cash flows	161,257	194,331
6 to 12 months
Disclosure of detailed information about financial instruments [line items]
Loans from related parties	7,696	7,135
Loans from third parties	0	0
Lease liabilities	6,244	6,974
Derivative financial instruments	2,626	3,436
Other non-current liabilities	0	0
Trade and other payables	0	0
Total liabilities, undiscounted cash flows	16,566	17,545
1 to 5 years
Disclosure of detailed information about financial instruments [line items]
Loans from related parties	419,121	397,591
Loans from third parties	0	0
Lease liabilities	38,228	37,286
Derivative financial instruments	0	26,261
Other non-current liabilities	0	0
Trade and other payables	0	0
Total liabilities, undiscounted cash flows	457,349	461,138
Over 5 years
Disclosure of detailed information about financial instruments [line items]
Loans from related parties	0	0
Loans from third parties	0	0
Lease liabilities	35,375	37,440
Derivative financial instruments	0	0
Other non-current liabilities	0	0
Trade and other payables	0	0
Total liabilities, undiscounted cash flows	$ 35,375	$ 37,440